Schedule of Investments (unaudited) November 30, 2020	iShares® Currency Hedged MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI United Kingdom ETF(a)	322,052	$9,101,190

Total Investment Companies — 99.9% (Cost: $10,894,611)		9,101,190

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	30,000	30,000

Total Short-Term Investments — 0.3% (Cost: $30,000)		30,000

Total Investments in Securities — 100.2% (Cost: $10,924,611)		9,131,190

Other Assets, Less Liabilities — (0.2)%		(18,473)

Net Assets — 100.0%		$9,112,717

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$30,000	(a)	$—	$—	$—	$30,000	30,000	$22	$—
iShares MSCI United Kingdom ETF	10,400,203	524,099		(2,516,607)	(282,695)	976,190	9,101,190	322,052	—	—

					$(282,695)	$976,190	$9,131,190		$22	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	1,319,000	USD	1,729,634	MS	12/03/20	$28,803
USD	9,324,422	GBP	6,980,000	MS	01/06/21	13,213

						42,016

GBP	6,922,000	USD	9,244,495	MS	12/03/20	(16,370)
USD	10,658,454	GBP	8,241,000	MS	12/03/20	(328,108)

						(344,478)

	Net unrealized depreciation					$(302,462)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Currency Hedged MSCI United Kingdom ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$9,101,190	$—	$—	$9,101,190
Money Market Funds	30,000	—	—	30,000

	$9,131,190	$—	$—	$9,131,190

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$42,016	$—	$42,016
Liabilities
Forward Foreign Currency Exchange Contracts	—	(344,478)	—	(344,478)

	$—	$(302,462)	$—	$(302,462)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

GBP	British Pound
USD	United States Dollar

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